Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Table Text Block
Schedule Of Allocation Of Plan Assets
	Minimum allotment	Maximum allotment	2019	2018
Equity	0%	70%	36%	32%
Debt securities	0%	100%	62%	65%
Popular related securities	0%	5%	1%	1%
Cash and cash equivalents	0%	100%	1%	2%
	2019					2018
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government, its agencies, states and political subdivisions	$-	$171,744	$-	$7,239	$178,983	$-	$165,832	$-	$7,137	$172,969
Corporate bonds and debentures	-	304,958	-	7,730	312,688	-	256,657	-	6,987	263,644
Equity securities - Common Stocks	116,254	-	-	-	116,254	90,175	-	-	-	90,175
Equity securities - ETF's	52,083	35,559	-	-	87,642	39,394	29,635	-	-	69,029
Foreign commingled trust funds	-	-	-	82,030	82,030	-	-	-	59,362	59,362
Mutual fund	-	4,490	-	-	4,490	-	3,630	-	-	3,630
Mortgage-backed securities	-	5,777	-	-	5,777	-	11,349	-	-	11,349
Private equity investments	-	-	74	-	74	-	-	68	-	68
Cash and cash equivalents	7,401	-	-	-	7,401	10,573	-	-	-	10,573
Accrued investment income	-	-	4,596	-	4,596	-	-	5,024	-	5,024
Total assets	$175,738	$522,528	$4,670	$96,999	$799,935	$140,142	$467,103	$5,092	$73,486	$685,823

Schedule of changes in plan assets
(In thousands)	2019	2018
Balance at beginning of year	$5,092	$4,758
Actual return on plan assets:
Purchases, sales, issuance and settlements (net)	(422)	334
Balance at end of year	$4,670	$5,092

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans
(In thousands, except number of shares information)	2019	2018
Shares of Popular, Inc. common stock	156,444	152,804
Fair value of shares of Popular, Inc. common stock	$9,191	$7,215
Dividends paid on shares of Popular, Inc. common stock held by the plan	$177	$151

Components of Net Periodic Pension/Postretirement Benefit Cost
	Pension Plans			OPEB Plan
(In thousands)	2019	2018	2017	2019	2018	2017
Personnel costs:
Service cost	$-	$-	$-	$759	$1,028	$1,026
Other operating expenses:
Interest cost	28,439	25,493	25,889	5,955	5,562	5,703
Expected return on plan assets	(32,388)	(40,240)	(42,752)	-	-	-
Amortization of prior service cost (credit)	-	-	-	-	(3,470)	(3,800)
Recognized net actuarial loss	23,508	20,260	21,859	-	1,282	569
Net periodic benefit (credit) cost	$19,559	$5,513	$4,996	$6,714	$4,402	$3,498
Termination benefit loss	-	-	-	-	1,790	-
Total benefit cost	$19,559	$5,513	$4,996	$6,714	$6,192	$3,498

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements
	Pension Plans		OPEB Plan
(In thousands)	2019	2018	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of year	$754,558	$816,988	$153,415	$170,720
Service cost	-	-	759	1,028
Interest cost	28,439	25,493	5,955	5,562
Termination benefit loss	-	-	-	1,790
Actuarial (gain) loss[1]	113,642	(47,549)	15,752	(20,547)
Benefits paid	(44,088)	(40,374)	(7,200)	(5,138)
Benefit obligation at end of year	$852,551	$754,558	$168,681	$153,415
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$685,823	$767,539	$-	$-
Actual return on plan assets	137,970	(41,572)	-	-
Employer contributions	20,230	230	7,200	5,138
Benefits paid	(44,088)	(40,374)	(7,200)	(5,138)
Fair value of plan assets at end of year	$799,935	$685,823	$-	$-
Funded status of the plan:
Benefit obligation at end of year	$(852,551)	$(754,558)	$(168,681)	$(153,415)
Fair value of plan assets at end of year	799,935	685,823	-	-
Funded status at year end	$(52,616)	$(68,735)	$(168,681)	$(153,415)
Amounts recognized in accumulated other comprehensive loss:
Net loss	288,882	304,330	21,472	5,720
Accumulated other comprehensive loss (AOCL)	$288,882	$304,330	$21,472	$5,720
Reconciliation of net (liabilities) assets:
Net liabilities at beginning of year	$(68,735)	$(49,449)	$(153,415)	$(170,720)
Amount recognized in AOCL at beginning of year, pre-tax	304,330	290,327	5,720	24,079
Amount prepaid at beginning of year	235,595	240,878	(147,695)	(146,641)
Net periodic benefit cost	(19,559)	(5,513)	(6,714)	(4,402)
Additional benefit cost	-	-	-	(1,790)
Contributions	20,230	230	7,200	5,138
Amount prepaid at end of year	236,266	235,595	(147,209)	(147,695)
Amount recognized in AOCL	(288,882)	(304,330)	(21,472)	(5,720)
Net liabilities at end of year	$(52,616)	$(68,735)	$(168,681)	$(153,415)
[1]

For 2019, significant components of the Pension Plans actuarial loss that changed the benefit obligation were mainly related to updates in discount and mortality rates. For OPEB Plans significant components of the actuarial loss that change the benefit obligation were mainly related to updates in discount and mortality rates partially offset by update in healthcare election rates and expected annual healthcare costs. For 2018, significant components of the Pension Plans actuarial gains that change the benefit obligation were mostly related to updates in discount rate partially offset by the impact of the 2018 Voluntary Retirement Program. For OPEB Plans significant components of the actuarial gain that change the benefit obligation were mainly related to updates in discount rate and expected annual healthcare costs.

Schedule of defined benefit plan amount recognized in other comprehensive income loss
(In thousands)	Pension Plans		OPEB Plan
	2019	2018	2019	2018
Accumulated other comprehensive loss at beginning of year	$304,330	$290,327	$5,720	$24,079
Increase (decrease) in AOCL:
Recognized during the year:
Prior service credit	-	-	-	3,470
Amortization of actuarial losses	(23,508)	(20,260)	-	(1,282)
Occurring during the year:
Net actuarial (gains) losses	8,060	34,263	15,752	(20,547)
Total (decrease) increase in AOCL	(15,448)	14,003	15,752	(18,359)
Accumulated other comprehensive loss at end of year	$288,882	$304,330	$21,472	$5,720

Schedule of Assumptions Used
	Pension Plans			OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2019	2018	2017	2019	2018	2017
Discount rate for benefit obligation	4.20-4.23%	3.54-3.56%	3.98-4.02%	4.30%	3.62%	4.10%
Discount rate for service cost	N/A	N/A	N/A	4.49%	3.74%	4.30%
Discount rate for interest cost	3.87-3.90%	3.16-3.20%	3.35-3.42%	3.99%	3.32%	3.58%
Expected return on plan assets	5.30-6.00%	5.50-6.00%	6.50%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	5.00%	5.50%	6.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	N/A	N/A	N/A	2019	2019	2019

			Pension Plans		OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:			2019	2018	2019	2018
Discount rate for benefit obligation			3.22-3.27%	4.20-4.23%	3.38%	4.30%
Initial health care cost trend rate			N/A	N/A	5.00%	5.00%
Ultimate health care cost trend rate			N/A	N/A	5.00%	5.00%
Year that the ultimate trend rate is reached			N/A	N/A	2019	2019

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
	Pension Plans		OPEB Plan
(In thousands)	2019	2018	2019	2018
Projected benefit obligation	$852,551	$754,558	$168,681	$153,415
Accumulated benefit obligation	852,551	754,558	168,681	153,415
Fair value of plan assets	799,935	685,823	-	-

Schedule of employer contribution to benefit plan
(In thousands)	2020
Pension Plans	$229
OPEB Plan	$6,515

Schedule of expected benefit payments
(In thousands)	Pension Plans	OPEB Plan
2020	$48,161	$6,515
2021	45,152	6,510
2022	45,295	6,661
2023	45,498	6,843
2024	45,696	7,057
2025 - 2029	228,701	38,483

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities
	Pension Plans		OPEB Plan
(In thousands)	2019	2018	2019	2018
Current liabilities	$227	$225	$6,456	$8,007
Non-current liabilities	52,389	68,510	162,225	145,408